BORROWINGS (Details) $ in Thousands, ₨ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 INR (₨)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 508,810		$ 499,985
Less: current borrowings	26,319		14,389
Total long-term borrowings	482,491		485,596
Debt issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings	6,200		7,100
Debt issuance costs, net of imputed interest
Disclosure of detailed information about borrowings [line items]
Borrowings	5,800		6,700
Senior Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	245,681		$ 245,252
Senior Unsecured Notes | Debt issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4,300
Senior Unsecured Notes | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	7.00%	7.00%	7.00%
2018 Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 185,438		$ 219,084
2018 Credit Facility | Debt issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,900
2018 Credit Facility | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	4.04%	4.04%	4.26%
2018 Powerband Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 17,294	₨ 1,234.2	$ 16,338
2018 Powerband Credit Facility | Debt issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 100	₨ 3.2
2018 Powerband Credit Facility | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	8.90%	8.90%	9.91%
2018 Capstone Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 10,434		$ 7,585
2018 Capstone Credit Facility | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	7.84%	7.84%	7.63%
Forgivable Government Loan
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4,431		$ 6,014
Forgivable Government Loan | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	1.25%	1.25%	1.25%
Finance liabilities under IAS 17
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		$ 5,712
Finance liabilities under IAS 17 | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	0.00%	0.00%	3.82%
Lease liabilities under IFRS 16
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 44,756		$ 0
Lease liabilities under IFRS 16 | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	6.97%	6.97%	0.00%
Other Borrowing
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 776		$ 0
Other Borrowing | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	0.75%	0.75%	0.00%